Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

Note 1 – Basis of presentation

The interim financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). Certain information and footnote disclosures normally included in financial statements prepared in accordance with US generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for fair presentation of the information contained therein.  It is suggested that these interim financial statements be read in conjunction with the financial statements of the Company for the year ended December 31, 2010 and notes thereto included in the Company's Form 10-K annual report.  The Company follows the same accounting policies in the preparation of interim reports.

Results of operations for the interim periods are not indicative of annual results.

Business Description and Accounting Policies [Text Block]

Note 2 - History and organization of the company

The Company was originally organized September 17, 2004 (Date of Inception) under the laws of the State of Nevada, as Teacher's Pet, Inc.  On August 20, 2010, the Company filed an amendment to its articles of incorporation to change its name to Giggles N' Hugs, Inc.  The Company is authorized to issue 1,125,000,000 shares of its $0.001 par value common stock.

The Company has had minimal operations and is considered a development stage company.  The Company has limited operations and in accordance with FASB ASC 915-10, "Development Stage Entities," the Company is considered a development stage company.